Selected Statements of Profit or Loss Data - Schedule of Net Interest Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Interest Income [Line Items]
Net interest income	$ 213,415	$ 197,178	$ 157,239
Net interest income - users’ leveraged positions [Member]
Schedule of Net Interest Income [Line Items]
Net interest income	130,764	111,028	95,119
Net interest income - users’ funds [Member]
Schedule of Net Interest Income [Line Items]
Net interest income	$ 82,651	$ 86,150	$ 62,120